UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

            Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Contrarian Capital Management, L.L.C.

Address:    411 West Putnam Avenue
            Suite 225
            Greenwich, CT 06830

13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jon R. Bauer
Title:  Managing Member
Phone:  (203) 862-8200

Signature, Place and Date of Signing:

/s/ Jon R. Bauer            Greenwich, Connecticut          November 14, 2005
----------------            ----------------------          -----------------
  [Signature]                    [City, State]                    [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total: $463,022,146

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number           Name

1.   028-11156                      Contrarian Equity Fund, LP

                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2005
                                                Contrarian Capital Management, LLC

                                                        Market                   Sh/Prn/   Invstmt  Other   Voting Authority
Security                     Title of Class  Cusip      Value        Quantity    Put/Call  Discrtn  Mgrs   Sole  Shared  None
Blockbuster Inc                  CL B        093679207   20,108,032   4,488,400  SH        Defined   1             X
Central Pkg Corp                  COM        154785109   24,153,220   1,615,600  SH        Defined   1             X
China Unicom Ltd             SPONSORED ADR   16945R104      297,252      35,900  SH          Sole   None    X
Conseco Inc                     COM NEW      208464883   40,333,927   1,910,655  SH        Defined   1             X
DDI Corp                     COM PAR $.001   233162304   13,139,673  16,221,818  SH        Defined   1             X
Delphi Corp                       COM        247126105    1,004,869     364,083  SH          Sole   None    X
ExpressJet Holdings Inc          CL A        30218U108      458,367      51,100  SH          Sole   None    X
Genesis Healthcare Corp           COM        37184D101    1,055,416      26,176  SH          Sole   None    X
Hanarotelecom Inc            SPONSORED ADR   409649209      145,860      57,200  SH          Sole   None    X
Hudson City Bancorp Inc           COM        443683107    2,859,154     240,265  SH          Sole   None    X
Integrated Alarm Svcs Group       COM        45890M109    9,254,888   2,467,970  SH        Defined   1             X
Korea Electric Pwr           SPONSORED ADR   500631106    1,785,168     100,800  SH          Sole   None    X
Leucadia Natl Corp                COM        527288104    2,257,578      52,380  SH          Sole   None    X
Liberty Global Inc             COM SER A     530555101    4,461,588     164,695  SH          Sole   None    X
Liberty Global Inc             COM SER C     530555309    4,240,896     164,695  SH          Sole   None    X
MCI Inc                           COM        552691107      325,295      13,115  SH          Sole   None    X
MI Devs Inc                  CL A SUB VTG    55304x104    7,243,695     214,628  SH          Sole   None    X
Magna Entmt Corp                 CL A        559211107      333,000      50,000  SH          Sole   None    X
Maxtor Corp                     COM NEW      577729205   36,856,245   8,395,500  SH        Defined   1             X
Miller Inds Inc Tenn            COM NEW      600551204   14,418,726     734,151  SH          Sole   None    X
NTL Inc Del                       COM        62940M104    2,338,000      35,000  SH          Sole   None    X
PG&E Corp                         COM        69331C108      377,244      11,303  SH          Sole   None    X
Parker Drilling Co                COM        701081101   63,866,916   6,889,635  SH        Defined   1             X
Petroleum Geo Svcs ASA New   SPONSORED ADR   716599105   36,425,245   1,144,728  SH        Defined   1             X
Pioneer Nat Res Co                COM        723787107   18,453,120     336,000  SH          Sole   None    X
Price Communications Corp       COM NEW      741437305    2,648,944     161,030  SH          Sole   None    X
Radiologix Inc                    COM        75040k109   13,996,389   3,824,150  SH        Defined   1             X
Rite Aid Corp                     COM        767754104   13,427,202   3,460,619  SH        Defined   1             X
SK Telecom Co Ltd            SPONSORED ADR   78440P108    2,223,312     101,800  SH          Sole   None    X
Salton Inc                        COM        795757103    8,501,360   2,584,000  SH        Defined   1             X
Sun Healthcare Group Inc        COM NEW      866933401    2,118,650     287,860  SH          Sole   None    X
Terra Inds Inc                    COM        880915103   36,915,693   5,551,232  SH        Defined   1             X
USA Mobility Inc                  COM        90341G103   56,644,456   2,099,498  SH        Defined   1             X
Windsortech Inc                   COM        97380P100    1,722,525     984,300  SH        Defined   1             X
World Air Hldgs Inc               COM        98142V104   18,630,242   1,757,570  SH        Defined   1             X
                                                        463,022,146

01385.0001 #617475